RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Financial assets	$ 0		$ 0		$ 174
Accounts and other receivable, net	82		82		36
Accounts payable and other	416		416		$ 210
Business services
Disclosure of transactions between related parties [line items]
Business services revenues	$ 144	$ 103	$ 264	$ 194